Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 420,888,000.00
Total Fee Amount	58,124.64
Total Offset Amount	0.00
Net Fee	$ 58,124.64
Offering Table N/A
Offset Table N/A	N/A